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                                                   File Nos. 333-118562
                                                              811-21623

 As filed with the Securities and Exchange Commission on April 23, 2012



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]


                      Pre-Effective Amendment No. __               [ ]

                      Post-Effective Amendment No. 10               [X]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                         [X]

                                Amendment No. 13                   [X]

                        (Check appropriate box or boxes)

                            PIONEER EQUITY OPPORTUNITY FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     _X_ immediately upon filing pursuant to paragraph (b)
     ___ on [date] pursuant to paragraph (b)
     ___ 60 days after filing pursuant to paragraph (a)(1)
     ___ on [date] pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2)of Rule 485.


If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 23rd day of April, 2012.

                                        PIONEER EQUITY OPPORTUNITY FUND

                                        By: /s/ Daniel K. Kingsbury
                                            ----------------------------
                                            Daniel K. Kingsbury
                                            Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on April 23, 2012:


        Signature                       Title


        John F. Cogan, Jr.*             Chairman of the Board
        John F. Cogan, Jr.              and President (Principal
                                        Executive Officer) and Trustee


        Mark E. Bradley*                Treasurer (Principal
        Mark E. Bradley                 Financial and Accounting Officer)

        David R. Bock*                  Trustee
        David R. Bock

        Mary K. Bush*                   Trustee
        Mary K. Bush


        Benjamin M. Friedman*           Trustee
        Benjamin M. Friedmam


        Margaret B. W. Graham*          Trustee
        Margaret B. W. Graham


        /s/Daniel K. Kingsbury          Executive Vice President
        Daniel K. Kingsbury             and Trustee


        Thomas J. Perna*                Trustee
        Thomas J. Perna


        Marguerite A. Piret*            Trustee
        Marguerite A. Piret


        Stephen K. West*                Trustee
        Stephen K. West



*By: /s/ Daniel K. Kingsbury                     Dated: April 23, 2012
    ----------------------------
    Daniel K. Kingsbury
    Attorney-in-Fact


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                                 EXHIBIT INDEX


Exhibit No.    Description

EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension  Presentation Linkbase